SCHEDULE OF CASH FLOW AND OTHER INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Cash paid for amounts included in the measurement of lease liabilities	$ 470	$ 443	$ 250
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 108	$ 319